Payroll expenses and compensation (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of payroll expenses

	Year Ended December 31,
	2020	2019	2018
	(in thousands)
Salary, payroll tax, benefits, other	$14,917	$19,219	$16,801
Share-based compensation	2,755	2,531	2,969

Total	$17,672	$21,750	$19,770

Summary of compensation of key management
Key management consisted of the CEO, CFO and CTO in 2020, and CEO, CFO, CIO and CTO in 2019. Note there was a change of CEO in 2020 and a change of CFO in 2019. The following amounts were recognized as an expense in the periods. Employers’ tax is not included:

	Year Ended December 31,
	2020	2019	2018
	(in thousands)
Short-term employee benefits	$906	$1,367	$1,405
Medical and similar benefits, contributions to pension schemes	66	52	26
Share-based compensation	449	840	1,616

Total compensation of key management	$1,421	$2,259	$3,047

Summary of subscription rights to shares held by key management under the subscription rights incentive plans
Subscription rights to shares held by key management under the subscription rights incentive plans have the following expiry dates and exercise prices:

			Number outstanding as of December 31,
Grant Date	Expiry Date	Exercise Price (NOK per share)	2020	2019	2018
September 15, 2014	May 7, 2019	4.45			350,000
February 26, 2016	May 12, 2020	8.10			375,000
August 10, 2016	May 11, 2021	7.79	—	775,000	500,000
November 9, 2016	May 11, 2021	6.59	—	1,400,000	1,400,000
February 24, 2017	May 11, 2021	6.59	—	750,000	750,000
August 9, 2017	May 12, 2022	7.76	—	515,000	830,000
February 21, 2018	May 12, 2022	4.67	—	4,500,000	4,500,000
May 9, 2018	May 9, 2023	4.28	—	2,250,000	3,000,000
August 14, 2019	May 9, 2024	1.65	2,327,800	3,774,000	—
February 26, 2020	May 9, 2024	1.11	5,000,000	—	—
June 17, 2020	May 15, 2025	1.71	1,125,000	—	—